UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal
Income Fund

and

Fidelity
Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,033.70	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Michigan Municipal Money Market Fund would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.73 and $2.76, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.8	44.5
Water & Sewer	20.7	20.5
Health Care	15.8	13.6
Special Tax	6.0	6.3
Education	5.0	6.0
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	6.3	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	6.9	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 7.7%	AAA 9.2%
AA,A 85.8%	AA,A 83.4%
BBB 2.7%	BBB 3.0%
BB and Below 1.3%	BB and Below 1.9%
Not Rated 1.7%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,084,856
Series 2006 A, 5% 10/1/23	1,000,000	952,390
		2,037,246
Michigan - 96.4%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,645,481
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,729,810
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,767,604
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,550,642
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,581,797
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,220,000	2,763,878
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,530,437
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,938,400
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,452,419
5.25% 5/1/18	1,100,000	1,162,106
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,108,200
5% 5/1/17 (FSA Insured)	2,065,000	2,252,667
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,809,313
5% 6/1/25 (AMBAC Insured)	1,775,000	1,869,288
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,829,134
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	986,985
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,916,166
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,890,053
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,084,680
5% 5/1/16 (FSA Insured)	1,855,000	2,051,834
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,099,310
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,171,042
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,677,726
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,011,700
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,173,694
Series 2005 A, 5.25% 5/1/30	5,000,000	4,820,150
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,022,650
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,922,769
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,958,540
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,583,210
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,875,128
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,044,197
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,345,789
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,798,820
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,994,082
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	501,220
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,161,319
5% 7/1/36	7,800,000	6,769,542
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,060,500
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	7,085,838
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,626,900
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,191,900
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,068,100
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004:
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,098,160
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,140,733
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,819,320
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,012,444
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,512,250
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,653,077
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,763,110
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,000
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,068,253
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,286,360
5% 5/1/28 (FSA Insured)	1,250,000	1,307,013
5% 5/1/29 (FSA Insured)	1,275,000	1,326,344
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,547,308
5% 5/1/17 (FSA Insured)	1,985,000	2,133,260
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,592,305
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,908,960
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,937,590
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,351,911
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,399,530
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,165,469
5% 5/1/17 (FSA Insured)	1,615,000	1,761,158
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,325,059
5% 5/1/17 (FSA Insured)	1,390,000	1,504,175
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Garden City School District: - continued
Series 2006, 5% 5/1/19 (FSA Insured)	$ 1,205,000	$ 1,288,880
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,470,405
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,616,174
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,338,498
5% 5/1/17 (FSA Insured)	1,230,000	1,319,483
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,231,670
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,353,807
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,380,066
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,489,685
5% 5/1/19 (FSA Insured)	1,315,000	1,471,748
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,566,150
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,039,960
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,139,900
Series 2008, 5% 1/1/38	3,320,000	3,369,534
Series 2010, 5% 1/1/28	3,000,000	3,283,440
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,062,000
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	548,080
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,028,750
Series 2009, 5.625% 12/1/29	2,400,000	2,535,168
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,015,598
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,992,549
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	515,535
5.25% 5/1/21 (FSA Insured)	2,000,000	2,236,320
5.25% 5/1/24 (FSA Insured)	2,100,000	2,279,991
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100,000	$ 1,219,020
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,111,710
5.25% 5/1/41	1,750,000	1,756,528
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,613,317
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,402,719
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,140,178
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,241,471
Series 2003 B:
4% 5/15/12 (FSA Insured)	2,125,000	2,165,524
5% 5/15/13 (FSA Insured)	2,125,000	2,241,471
5.25% 5/15/14 (FSA Insured)	1,200,000	1,298,736
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,511,409
5.25% 5/1/16 (FSA Insured)	1,500,000	1,718,415
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,229,909
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,080,000	1,135,069
(Spectrum Health Sys. Proj.):
Series 1998 A, 5.375% 1/15/12	2,505,000	2,513,742
Series 2011 A, 5.5% 11/15/25	5,000,000	5,333,200
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,931,433
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,423,724
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,238,650
Lansing Bldg. Auth. Rev. Series 2009, 0% 6/1/12 (AMBAC Insured)	2,170,000	2,147,649
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,459,080
5% 5/1/20 (FSA Insured)	1,425,000	1,528,569
5% 5/1/22 (FSA Insured)	1,395,000	1,484,322
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,000,000	3,197,550
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,460,000	$ 1,592,480
5% 5/1/16 (FSA Insured)	1,425,000	1,605,077
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,348,500
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,400,150
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,118,120
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,098,724
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,840,000	2,880,811
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,462,650
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	7,967,775
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	466,320
5.5% 3/1/14	1,300,000	1,329,536
5.5% 3/1/15	1,985,000	2,028,928
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	350,000	351,183
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,546,405
5% 11/15/14	1,000,000	1,068,690
5% 11/15/17	1,000,000	1,066,620
Series 2009, 5.25% 11/15/24	3,000,000	3,007,830
(McLaren Health Care Corp. Proj.) Series 2008 A:
5.25% 5/15/15	1,615,000	1,807,653
5.75% 5/15/38	6,880,000	6,980,517
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,504,850
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,200
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,454,753
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,023,300
Series 2009 A, 6.125% 6/1/39	3,740,000	3,832,602
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,064,070
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	$ 3,000,000	$ 3,038,310
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	260,000	276,047
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	580,368
5% 11/15/18	725,000	765,731
5% 11/15/19	1,000,000	1,038,530
5% 11/15/20	2,000,000	2,053,540
5% 11/15/31	5,000,000	4,630,650
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,097,059
Series 2006 A, 5% 12/1/26	4,555,000	4,569,758
Series 2008 A, 6.5% 12/1/33	5,000,000	5,382,150
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,106,226
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,136,627
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,525,497
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,084,557
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,281,180
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,440,898
Series 2001, 5% 10/1/23	5,000,000	5,044,300
Series 2002, 5.375% 10/1/19	2,005,000	2,115,014
Series 2005, 5% 10/1/23	385,000	428,324
Series 2009, 5% 10/1/26	5,000,000	5,409,600
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,768,250
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,627,303
(Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	998,790
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,951,353
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,180,363
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	3,000,000	2,374,140
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	$ 3,000,000	$ 3,538,890
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,149,340
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	2,940,225
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,760,900
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	434,696
5.5% 5/1/17	430,000	434,193
5.5% 5/1/19	430,000	433,169
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	458,837
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	532,307
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,762,914
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,372,805
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,159,816
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,723,601
5% 5/1/16 (FSA Insured)	1,475,000	1,636,321
5% 5/1/17 (FSA Insured)	3,675,000	3,992,704
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,468,975
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,643,101
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,104,172
5.25% 5/1/27 (FSA Insured)	1,135,000	1,211,896
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,712,964
5% 5/1/37	1,100,000	1,133,946
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,563,891
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,306,259
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,062,240
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,022,002
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
(School Bldg. & Site Proj.):
Series 2008:
5% 5/1/28 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,045,750
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,150,706
5% 5/1/16 (FSA Insured)	1,025,000	1,117,363
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,400,850
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,585,907
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,126,862
5% 5/1/38 (FSA Insured)	1,000,000	1,000,500
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	688,987
5% 5/1/15	955,000	1,045,524
5% 5/1/17	1,000,000	1,081,240
5% 5/1/18	1,000,000	1,074,970
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,617,736
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,078,628
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,750,000	2,019,063
8.25% 9/1/39	3,100,000	3,562,613
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,579,100
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,495,810
5% 4/1/19 (AMBAC Insured)	1,475,000	1,577,940
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,165,927
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,636,450
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,043,290
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,251,551
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,514,680
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,930,257
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Three Rivers Cmnty. Schools Series 2008: - continued
5% 5/1/16 (FSA Insured)	$ 1,750,000	$ 1,974,560
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,880
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,120
5% 5/1/15	2,135,000	2,328,111
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,684,859
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17	3,000,000	3,233,400
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,020
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,278,260
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,452,117
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,730
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,234,612
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,603,453
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,350
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,033,269
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,063,520
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,143,975
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,238,663
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	398,033
		571,147,704
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,280,000	$ 1,410,394
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,102,160
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,146,160
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,649,280
0% 8/1/47 (AMBAC Insured)	1,000,000	90,270
Series 2009 A:
6% 8/1/42	4,000,000	4,134,000
6.5% 8/1/44	1,500,000	1,592,610
		12,124,874
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,505,625
Series 2009 B, 5% 10/1/25	1,200,000	1,196,280
		2,701,905
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $574,898,052)		588,011,729
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,609,548
NET ASSETS - 100%		$ 592,621,277
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	45.8%
Water & Sewer	20.7%
Health Care	15.8%
Special Tax	6.0%
Education	5.0%
Others* (Individually Less Than 5%)	6.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $574,898,052)		$ 588,011,729
Receivable for investments sold		50,718
Receivable for fund shares sold		72,245
Interest receivable		6,561,292
Other receivables		768
Total assets		594,696,752

Liabilities
Payable to custodian bank	$ 971,355
Payable for fund shares redeemed	96,253
Distributions payable	700,841
Accrued management fee	180,321
Other affiliated payables	104,109
Other payables and accrued expenses	22,596
Total liabilities		2,075,475

Net Assets		$ 592,621,277
Net Assets consist of:
Paid in capital		$ 580,437,113
Undistributed net investment income		81,673
Accumulated undistributed net realized gain (loss) on investments		(1,011,186)
Net unrealized appreciation (depreciation) on investments		13,113,677
Net Assets, for 50,167,567 shares outstanding		$ 592,621,277
Net Asset Value, offering price and redemption price per share ($592,621,277 ÷ 50,167,567 shares)		$ 11.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 13,068,810

Expenses
Management fee	$ 1,068,925
Transfer agent fees	236,319
Accounting fees and expenses	71,472
Custodian fees and expenses	3,513
Independent trustees' compensation	1,110
Registration fees	15,657
Audit	22,597
Legal	5,704
Miscellaneous	3,928
Total expenses before reductions	1,429,225
Expense reductions	(1,169)	1,428,056
Net investment income (loss)		11,640,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(872,771)
Change in net unrealized appreciation (depreciation) on investment securities		8,185,357
Net gain (loss)		7,312,586
Net increase (decrease) in net assets resulting from operations		$ 18,953,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,640,754	$ 25,546,192
Net realized gain (loss)	(872,771)	814,536
Change in net unrealized appreciation (depreciation)	8,185,357	(11,101,701)
Net increase (decrease) in net assets resulting from operations	18,953,340	15,259,027
Distributions to shareholders from net investment income	(11,630,535)	(25,524,718)
Distributions to shareholders from net realized gain	(352,543)	(378,580)
Total distributions	(11,983,078)	(25,903,298)
Share transactions Proceeds from sales of shares	39,197,544	98,472,500
Reinvestment of distributions	7,494,802	16,035,129
Cost of shares redeemed	(87,796,175)	(122,308,020)
Net increase (decrease) in net assets resulting from share transactions	(41,103,829)	(7,800,391)
Redemption fees	2,582	2,123
Total increase (decrease) in net assets	(34,130,985)	(18,442,539)

Net Assets
Beginning of period	626,752,262	645,194,801
End of period (including undistributed net investment income of $81,673 and undistributed net investment income of $71,454, respectively)	$ 592,621,277	$ 626,752,262
Other Information Shares
Sold	3,353,706	8,226,552
Issued in reinvestment of distributions	640,995	1,340,660
Redeemed	(7,568,742)	(10,280,828)
Net increase (decrease)	(3,574,041)	(713,616)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84
Income from Investment Operations
Net investment income (loss) D	.232	.462	.460	.457	.461	.469
Net realized and unrealized gain (loss)	.157	(.184)	.575	(.465)	(.031)	.041
Total from investment operations	.389	.278	1.035	(.008)	.430	.510
Distributions from net investment income	(.232)	(.461)	(.460)	(.457)	(.462)	(.470)
Distributions from net realized gain	(.007)	(.007)	(.015)	(.005)	(.028)	(.060)
Total distributions	(.239)	(.468)	(.475)	(.462)	(.490)	(.530)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.81	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82
Total Return B,C	3.37%	2.32%	9.30%	(.06)%	3.73%	4.41%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.49% A	.49%	.50%	.47%	.44%	.44%
Net investment income (loss)	4.00% A	3.86%	3.94%	3.96%	3.94%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,621	$ 626,752	$ 645,195	$ 568,852	$ 592,633	$ 571,869
Portfolio turnover rate	8% A	7%	6%	19%	15%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	79.2	83.2	83.4
31 - 90	10.4	7.6	10.9
91 - 180	4.5	2.0	2.1
181 - 397	5.9	7.2	3.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
Fidelity Michigan Municipal Money Market Fund	29 Days	28 Days	21 Days
All Tax-Free Money Market Funds Average*	26 Days	31 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
Fidelity Michigan Municipal Money Market Fund	29 Days	28 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Variable Rate Demand Notes (VRDNs) 63.7%	Variable Rate Demand Notes (VRDNs) 72.8%
Commercial Paper (including CP Mode) 18.3%	Commercial Paper (including CP Mode) 13.7%
Tender Bonds 5.3%	Tender Bonds 2.8%
Municipal Notes 4.0%	Municipal Notes 3.1%
Fidelity Municipal Cash Central Fund 0.7%	Fidelity Municipal Cash Central Fund 4.7%
Other Investments 3.6%	Other Investments 1.9%
Net Other Assets 4.4%	Net Other Assets 1.0%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.6%
	Principal Amount	Value
Arizona - 0.2%
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.07% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,500,000	$ 1,500,000
Colorado - 0.1%
Colorado Hsg. & Fin. Auth. Series 2003 A2, 0.12% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,000,000	1,000,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.37% 7/1/11, VRDN (a)(d)	2,300,000	2,300,000
District Of Columbia - 0.5%
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.05% 7/7/11, LOC Bank of America NA, VRDN (a)	4,300,000	4,300,000
Georgia - 0.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.08% 7/1/11, LOC Bank of America NA, VRDN (a)	1,460,000	1,460,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.08% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	945,000	945,000
Indiana - 0.1%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 H, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	700,000	700,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.9% tender 7/21/11, CP mode (d)	1,200,000	1,200,000
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.12% 7/7/11, VRDN (a)(d)	3,300,000	3,300,000
Series 2010, 0.06% 7/7/11, VRDN (a)	1,700,000	1,700,000
0.12% 7/7/11, VRDN (a)(d)	3,000,000	3,000,000
		8,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.75% tender 7/1/11, CP mode	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 90.3%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,405,000	$ 2,405,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	14,835,000	14,835,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.2% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.1% 7/1/11, LOC JPMorgan Chase Bank, VRDN (a)	5,225,000	5,225,000
Series 2009 B, 0.1% 7/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.1% 7/7/11, LOC PNC Bank NA, VRDN (a)	6,785,000	6,785,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (a)	21,300,000	21,300,000
Series 2008 B, 0.05% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,940,000	13,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.):
Series 2008 B3, 0.07% 7/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	11,900,000	11,900,000
Series 2008 C, 0.07% 7/7/11, LOC Bank of New York, New York, VRDN (a)	30,200,000	30,200,000
Bonds:
(Spectrum Health Proj.) Series 2005 B, 5% 7/15/11	8,995,000	9,010,696
Series 2011 A, 1% 11/15/11	2,000,000	2,004,898
Michigan Bldg. Auth. Rev.:
Bonds Series I, 5.5% 10/15/11	3,175,000	3,223,295
Participating VRDN Series Solar 06 21, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,800,000	3,800,000
Series 6, 0.12% 8/4/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	63,480,000	63,480,000
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	9,695,000	9,717,052
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	10,900,000	10,924,948
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	13,300,000	13,352,151
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,270,000	$ 7,270,000
(Hosp. Equip. Ln. Prog.) Series B, 0.09% 7/6/11, LOC Bank of America NA, VRDN (a)	4,100,000	4,100,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	8,210,000	8,210,000
Series 2008 B2, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	13,285,000	13,285,000
Bonds:
(Ascension Health Cr. Group Proj.):
Series 1999 B, 3.75%, tender 3/15/12 (a)	8,700,000	8,903,026
Series 2010 F1, 1.5%, tender 6/1/12 (a)	5,000,000	5,053,499
Series 2010 F5, 0.45%, tender 3/15/12 (a)	8,000,000	8,000,000
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.18%, tender 1/26/12 (a)	8,800,000	8,800,000
0.18%, tender 1/26/12 (a)	8,800,000	8,800,000
0.18%, tender 1/26/12 (a)	7,100,000	7,100,000
(Sparrow Hosp. Obligated Group Proj.) Series 2001, 5.625% 11/15/11 (Pre-Refunded to 11/15/11 @ 101) (e)	4,500,000	4,631,032
(Trinity Health Sys. Proj.):
Series 2008 C:
0.15% tender 7/6/11, CP mode	20,000,000	20,000,000
0.15% tender 7/11/11, CP mode	24,000,000	24,000,000
0.3% tender 7/8/11, CP mode	16,000,000	16,000,000
Series B, 0.15% tender 7/11/11, CP mode	3,000,000	3,000,000
Series C:
0.27% tender 7/21/11, CP mode	17,000,000	17,000,000
0.31% tender 10/4/11, CP mode	5,000,000	5,000,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.11% 7/7/11, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.11% 7/7/11, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.11% 7/7/11, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.09% 7/7/11, LOC Fannie Mae, VRDN (a)(d)	1,075,000	1,075,000
(Hunt Club Apts. Proj.) 0.13% 7/7/11, LOC Fannie Mae, VRDN (a)(d)	6,795,000	6,795,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.08% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 65,000,000	$ 65,000,000
Series 2009 D, 0.08% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	34,500,000	34,500,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	6,300,000	6,300,000
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.25% 10/1/11	2,310,000	2,338,394
Series 2003 A, 5.25% 6/1/12	2,000,000	2,088,160
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(f)	5,500,000	5,500,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.3% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.25% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	7,235,000	7,235,000
(BC&C Proj.) 0.24% 7/7/11, LOC Comerica Bank, VRDN (a)(d)	790,000	790,000
(Bosal Ind. Proj.) Series 1998, 0.12% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.06% 7/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	7,000,000	7,000,000
0.08% 7/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	35,000,000	35,000,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.09% 7/7/11, LOC JPMorgan Chase & Co., VRDN (a)	6,900,000	6,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.06% 7/1/11, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(John H. Dekker & Sons Proj.) Series 1998, 0.26% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	450,000	450,000
(Pioneer Laboratories, Inc. Proj.) 0.2% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400,000	1,400,000
(S&S LLC Proj.) Series 2000, 0.38% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,205,000	1,205,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.15% 7/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	9,500,000	9,500,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.1% 7/7/11, LOC Comerica Bank, VRDN (a)	$ 11,350,000	$ 11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.09% 7/7/11, LOC Bank of America NA, VRDN (a)	62,200,000	62,200,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.6% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	1,850,000	1,850,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	10,715,000	10,715,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.1% 7/7/11, LOC Bank of America NA, VRDN (a)	8,125,000	8,125,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.11% 7/7/11, LOC Barclays Bank PLC, VRDN (a)(d)	5,686,000	5,686,000
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/11	3,000,000	3,049,218
Series A, 0% 10/1/11	3,630,000	3,622,660
Series B, 5% 9/1/11	1,000,000	1,007,549
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.15% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,300,000	5,300,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.25% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	2,540,000	2,540,000
(Progressive Metal Manufacturing Co. Proj.) 0.24% 7/7/11, LOC Comerica Bank, VRDN (a)(d)	440,000	440,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.1% 7/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,970,000	5,970,000
Wayne County Arpt. Auth. Rev.:
0.09% 7/7/11, LOC PNC Bank NA, VRDN (a)(d)	9,000,000	9,000,000
0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
		774,682,578
Minnesota - 0.1%
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series A1:
0.7% tender 7/7/11, CP mode (d)	$ 1,500,000	$ 1,500,000
0.7% tender 7/7/11, CP mode (d)	300,000	300,000
		1,800,000
New Jersey - 0.3%
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.06% 7/1/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
New Jersey Trans. Trust Fund Auth. Series 2009 C, 0.06% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
		3,000,000
New York - 0.2%
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.06% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,675,000	1,675,000
Ohio - 0.1%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	1,000,000	1,000,000
Pennsylvania - 0.3%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,500,000	2,500,000
Texas - 0.1%
Houston Util. Sys. Rev. Series 2004 B4, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.06% 7/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	1,300,000	1,300,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.3% tender 7/15/11, CP mode (d)	3,300,000	3,300,000
Municipal Securities - continued
	Shares	Value
Other - 0.7%
Fidelity Municipal Cash Central Fund, 0.09% (b)(c)	6,269,000	$ 6,269,000
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $820,531,578)		820,531,578
NET OTHER ASSETS (LIABILITIES) - 4.4%		37,546,078
NET ASSETS - 100%		$ 858,077,656
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,049
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $39 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $814,262,578)	$ 814,262,578
Fidelity Central Funds (cost $6,269,000)	6,269,000
Total Investments (cost $820,531,578)		$ 820,531,578
Cash		587,254
Receivable for investments sold		41,366,621
Receivable for fund shares sold		8,072,555
Interest receivable		1,059,572
Distributions receivable from Fidelity Central Funds		644
Receivable from investment adviser for expense reductions		5,257
Other receivables		178
Total assets		871,623,659

Liabilities
Payable for investments purchased	$ 1,000,000
Payable for fund shares redeemed	12,287,652
Distributions payable	74
Accrued management fee	108,896
Other affiliated payables	130,320
Other payables and accrued expenses	19,061
Total liabilities		13,546,003

Net Assets		$ 858,077,656
Net Assets consist of:
Paid in capital		$ 858,058,994
Undistributed net investment income		373
Accumulated undistributed net realized gain (loss) on investments		18,289
Net Assets, for 857,120,569 shares outstanding		$ 858,077,656
Net Asset Value, offering price and redemption price per share ($858,077,656 ÷ 857,120,569 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 1,146,665
Income from Fidelity Central Funds		43,049
Total income		1,189,714

Expenses
Management fee	$ 1,583,621
Transfer agent fees	680,931
Accounting fees and expenses	53,386
Custodian fees and expenses	6,382
Independent trustees' compensation	1,599
Registration fees	23,019
Audit	18,566
Legal	8,295
Miscellaneous	4,166
Total expenses before reductions	2,379,965
Expense reductions	(1,233,609)	1,146,356
Net investment income (loss)		43,358
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2
Net increase in net assets resulting from operations		$ 43,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,358	$ 87,907
Net realized gain (loss)	2	(49)
Net increase in net assets resulting from operations	43,360	87,858
Distributions to shareholders from net investment income	(42,985)	(88,062)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,271,730,491	2,466,684,976
Reinvestment of distributions	42,560	87,186
Cost of shares redeemed	(1,303,951,087)	(2,479,002,606)
Net increase (decrease) in net assets and shares resulting from share transactions	(32,178,036)	(12,230,444)
Total increase (decrease) in net assets	(32,177,661)	(12,230,648)

Net Assets
Beginning of period	890,255,317	902,485,965
End of period (including undistributed net investment income of $373 and $0, respectively)	$ 858,077,656	$ 890,255,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income (loss)	- F	- F	- F	.017	.032	.030
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.017	.032	.030
Distributions from net investment income	- F	- F	- F	(.017)	(.032)	(.030)
Distributions from net realized gain	-	-	- F	-	- F	-
Total distributions	- F	- F	- F	(.017)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.02%	1.68%	3.21%	3.01%
Ratios to Average Net Assets D,E
Expenses before reductions	.55% A	.55%	.60%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.27% A	.30%	.48%	.54%	.54%	.55%
Expenses net of all reductions	.27% A	.30%	.48%	.48%	.42%	.41%
Net investment income (loss)	.01% A	.01%	.02%	1.66%	3.15%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 858,078	$ 890,255	$ 902,486	$ 1,121,825	$ 1,087,587	$ 864,963

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund(the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 574,841,333	$ 20,346,068	$ (7,175,672)	$ 13,170,396
Fidelity Michigan Municipal Money Market Fund	820,531,578	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $23,787,770 and $63,176,625, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 1,090

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 11,115

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,222,138.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 1,169	$ -
Fidelity Michigan Municipal Money Market Fund	343	13

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-USAN-0811
1.787785.108

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,039.10	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.05	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .53% and the expenses paid in the actual and hypothetical examples above would have been $2.63 and $2.66, respectively.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.1	37.1
Health Care	17.4	16.2
Education	13.7	14.0
Water & Sewer	12.0	12.3
Special Tax	4.5	4.5
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	7.1	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	7.8	7.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.7%	AAA 8.4%
AA,A 78.1%	AA,A 79.9%
BBB 6.6%	BBB 7.7%
Not Rated 1.2%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,523,824
Ohio - 92.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,575,030
5% 1/1/15	1,275,000	1,344,959
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	877,578
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,633,872
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,666,642
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,094,250
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,004,136
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,134,970
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,065,147
5% 12/1/37	1,095,000	1,120,097
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,307,465
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,023,340
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	3,600,000	2,850,984
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,583,368
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,268,582
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36 (a)	5,000,000	5,222,400
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	2,655,150
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,713,143
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,138,079
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,098,650
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915,000	$ 2,067,511
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,000,000	3,499,170
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,038,530
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	509,305
5% 12/1/20	1,240,000	1,407,698
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,729,970
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,615,115
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,230,086
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,271,511
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,330,661
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,055,178
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,406,531
5.25% 12/1/19 (FSA Insured)	1,045,000	1,119,498
5.25% 12/1/23 (FSA Insured)	1,000,000	1,055,800
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,960,122
Cleveland Pub. Pwr. Sys. Rev.:
Series 2010:
5% 11/15/15	2,335,000	2,610,390
5% 11/15/16	1,820,000	2,050,685
Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,381,516
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,595,003
Series 2004, 5% 6/1/34 (FGIC Insured)	4,750,000	4,762,493
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	875,000	896,271
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,158
Series 2007 O, 5% 1/1/37	3,200,000	3,264,512
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,668,500
Series 2009 B:
5% 12/1/26	1,805,000	1,934,003
5% 12/1/28	3,105,000	3,290,493
5% 12/1/29	1,000,000	1,054,660
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,632,579
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,210,087
5% 8/1/27	1,200,000	1,257,888
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,384,206
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,142,664
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,012,462
Dublin City School District 5% 12/1/21	1,200,000	1,358,232
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,366,896
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	800,000	879,256
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,345,144
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,397,372
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,067,728
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,171,480
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	4,984,750
Series A:
5% 11/1/15	260,000	295,350
5% 11/1/16	265,000	303,913
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,895,977
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,008,250
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	2,952,180
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,124,804
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,149,777
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,310,209
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,199,461
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,170,955
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,942,054
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,679,818
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,796,758
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	960,029
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,555,775
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,133,760
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,334,130
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,160
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,237,227
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,420
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,524,630
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,344,753
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,499,274
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,255,513
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B: - continued
5% 5/1/28 (Assured Guaranty Corp. Insured)	$ 5,000,000	$ 5,136,400
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,022,660
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,133,687
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,486,185
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,152,386
5% 8/15/15	1,160,000	1,199,939
5% 8/15/16	1,260,000	1,314,092
5% 8/15/17	1,000,000	1,028,550
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,351,605
0% 12/1/16 (FSA Insured)	1,200,000	1,044,792
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/12	150,000	153,036
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,850,309
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,234,698
5% 11/15/38	1,090,000	1,006,059
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,293,838
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,090,836
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (d)	9,000,000	5,467,680
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,127,240
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	116,033
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	85,401
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	24,909
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,357,299
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,510,979
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,163,700
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	$ 2,500,000	$ 2,675,025
Series A, 6% 12/1/19	1,470,000	1,475,248
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,796,550
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,060,980
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (b)	2,000,000	2,189,060
Series A, 6.25% 11/15/39	2,250,000	2,314,103
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,262,722
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,290,945
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	541,205
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,127,840
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,917,036
Series 2010 A, 5% 10/1/24	6,030,000	6,501,124
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,281,019
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	545,270
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,354,924
Series 2005 B, 5% 5/1/16	1,000,000	1,159,090
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,946,182
Series D, 5% 3/1/24	3,415,000	3,593,126
Series 2006 D, 5% 9/15/20	5,000,000	5,475,650
Series 2008 A:
5.375% 9/1/23	1,165,000	1,295,049
5.375% 9/1/28	7,210,000	7,801,146
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,827,475
Series 1994:
6.125% 10/1/15	2,000,000	2,332,520
6.25% 10/1/16	2,500,000	2,981,700
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	$ 1,635,000	$ 1,672,834
5.5% 1/1/43	3,500,000	3,584,210
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,091,340
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,703,388
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	3,605,480
Series 2010 A, 5.25% 1/15/23	2,500,000	2,553,350
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,329,712
Series 2009, 5.5% 12/1/36	5,000,000	5,094,000
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,211,890
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,279,553
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	3,040,110
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,375,076
Series B, 5.25% 6/1/16	915,000	987,743
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,517,980
Series 2010 A, 5% 2/15/31	5,000,000	5,183,800
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,108,561
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,216,418
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,635,863
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,123,830
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	87,184
Series 2005:
5.25% 6/1/18	2,610,000	3,120,855
5.25% 12/1/18	2,610,000	3,135,210
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,678,753
Series 2009 B, 5% 12/1/24	1,025,000	1,184,757
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$ 1,560,000	$ 1,864,465
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,240,433
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,220,000	1,378,978
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,372,753
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,368,185
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,138,520
5% 6/1/30	1,000,000	1,062,660
Series 2010, 5% 12/1/22	3,000,000	3,418,740
Series 2005 B, 0% 12/1/14	1,500,000	1,414,605
5% 6/1/18	2,000,000	2,192,100
5.25% 12/1/19	1,975,000	2,364,431
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,155,370
5% 12/1/36	2,700,000	2,745,576
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,866,460
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,033,430
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,076,213
0% 12/1/17	1,250,000	1,024,588
5% 12/1/32	1,500,000	1,547,610
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	505,485
6.375% 11/15/30	330,000	333,485
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,151,800
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,269,266
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,607,592
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,004,140
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,410,000	$ 1,501,114
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,181,210
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	486,610
5% 12/1/35 (FSA Insured)	2,500,000	2,468,650
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,840,255
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,753,389
5.25% 12/1/21	1,740,000	1,846,679
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,212,538
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,102,360
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,030,400
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,192,429
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,597,650
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,127,050
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,422,984
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,547,190
5% 6/1/19 (AMBAC Insured)	1,520,000	1,615,182
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,082,320
5% 6/1/23 (FSA Insured)	2,000,000	2,144,440
5% 6/1/24 (FSA Insured)	2,000,000	2,118,280
Series 2010 F, 5% 6/1/32	2,000,000	2,001,400
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,226,355
Warren County Gen. Oblig.:
6.1% 12/1/12	170,000	173,764
6.65% 12/1/11	60,000	61,550
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	960,805
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,375,000	$ 1,457,940
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,517,242
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,585,387
		486,295,390
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,870
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,030,634
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,448,967
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,073,080
Series G, 5.25% 7/1/13	1,000,000	1,028,400
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,278,192
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	114,587
0% 8/1/47 (AMBAC Insured)	1,000,000	90,270
Series 2009 A, 6% 8/1/42	1,000,000	1,033,500
Series 2010 C, 6% 8/1/39	1,800,000	1,870,020
		11,069,520
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,003,750
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,044,760
Series 2009 B, 5% 10/1/25	1,000,000	996,900
		3,045,410
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $490,369,887)	501,934,144
NET OTHER ASSETS (LIABILITIES) - 4.4%	23,015,188
NET ASSETS - 100%	$ 524,949,332
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.1%
Health Care	17.4%
Education	13.7%
Water & Sewer	12.0%
Others* (Individually Less Than 5%)	19.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $490,369,887)		$ 501,934,144
Cash		24,985,538
Receivable for fund shares sold		195,554
Interest receivable		4,292,172
Other receivables		1,482
Total assets		531,408,890

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,210,700
Payable for fund shares redeemed	366,502
Distributions payable	606,241
Accrued management fee	159,730
Other affiliated payables	93,939
Other payables and accrued expenses	22,446
Total liabilities		6,459,558

Net Assets		$ 524,949,332
Net Assets consist of:
Paid in capital		$ 513,645,523
Undistributed net investment income		9,959
Accumulated undistributed net realized gain (loss) on investments		(270,407)
Net unrealized appreciation (depreciation) on investments		11,564,257
Net Assets, for 45,259,667 shares outstanding		$ 524,949,332
Net Asset Value, offering price and redemption price per share ($524,949,332 ÷ 45,259,667 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 11,210,529

Expenses
Management fee	$ 938,957
Transfer agent fees	208,336
Accounting fees and expenses	65,913
Custodian fees and expenses	3,066
Independent trustees' compensation	963
Registration fees	14,653
Audit	22,534
Legal	1,926
Miscellaneous	3,336
Total expenses before reductions	1,259,684
Expense reductions	(2,417)	1,257,267
Net investment income (loss)		9,953,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		616,113
Change in net unrealized appreciation (depreciation) on investment securities		8,730,436
Net gain (loss)		9,346,549
Net increase (decrease) in net assets resulting from operations		$ 19,299,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,953,262	$ 21,124,468
Net realized gain (loss)	616,113	(594,300)
Change in net unrealized appreciation (depreciation)	8,730,436	(9,928,963)
Net increase (decrease) in net assets resulting from operations	19,299,811	10,601,205
Distributions to shareholders from net investment income	(9,954,811)	(21,124,642)
Distributions to shareholders from net realized gain	-	(188,729)
Total distributions	(9,954,811)	(21,313,371)
Share transactions Proceeds from sales of shares	43,383,053	102,460,893
Reinvestment of distributions	6,235,979	13,933,919
Cost of shares redeemed	(67,040,158)	(96,159,122)
Net increase (decrease) in net assets resulting from share transactions	(17,421,126)	20,235,690
Redemption fees	986	2,198
Total increase (decrease) in net assets	(8,075,140)	9,525,722

Net Assets
Beginning of period	533,024,472	523,498,750
End of period (including undistributed net investment income of $9,959 and undistributed net investment income of $11,508, respectively)	$ 524,949,332	$ 533,024,472
Other Information Shares
Sold	3,804,792	8,766,597
Issued in reinvestment of distributions	544,773	1,190,981
Redeemed	(5,909,702)	(8,278,123)
Net increase (decrease)	(1,560,137)	1,679,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66
Income from Investment Operations
Net investment income (loss) D	.221	.447	.455	.449	.444	.459
Net realized and unrealized gain (loss)	.220	(.216)	.737	(.632)	(.040)	.050
Total from investment operations	.441	.231	1.192	(.183)	.404	.509
Distributions from net investment income	(.221)	(.447)	(.455)	(.449)	(.444)	(.459)
Distributions from net realized gain	-	(.004)	(.007)	(.008)	(.050)	(.110)
Total distributions	(.221)	(.451)	(.462)	(.457)	(.494)	(.569)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.60	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60
Total Return B, C	3.91%	1.95%	11.11%	(1.62)%	3.59%	4.47%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.49% A	.48%	.50%	.47%	.45%	.45%
Net investment income (loss)	3.90% A	3.82%	3.99%	4.01%	3.88%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 524,949	$ 533,024	$ 523,499	$ 429,831	$ 424,400	$ 421,878
Portfolio turnover rate	5% A	7%	10%	11%	22%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	78.0	79.4	80.6
31 - 90	3.4	6.0	5.8
91 - 180	9.7	10.2	8.1
181 - 397	8.9	4.4	5.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
Fidelity Ohio Municipal Money Market Fund	48 Days	38 Days	39 Days
Ohio Tax-Free Money Market Average*	38 Days	38 Days	35 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
Fidelity Ohio Municipal Money Market Fund	48 Days	38 Days	39 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Variable Rate Demand Notes (VRDNs) 71.1%	Variable Rate Demand Notes (VRDNs) 69.9%
Commercial Paper (including CP Mode) 8.5%	Commercial Paper (including CP Mode) 7.4%
Tender Bonds 1.4%	Tender Bonds 0.5%
Municipal Notes 9.2%	Municipal Notes 8.4%
Fidelity Municipal Cash Central Fund 5.1%	Fidelity Municipal Cash Central Fund 8.8%
Other Investments 4.8%	Other Investments 4.7%
Net Other Assets** (0.1)%	Net Other Assets 0.3%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Kentucky - 0.5%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.17% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 1,000,000	$ 1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.1% 7/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	1,870,000	1,870,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.9% tender 7/21/11, CP mode (e)	1,400,000	1,400,000
		4,270,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.65% tender 7/14/11, CP mode	3,830,000	3,830,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(e)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.13% 7/7/11, LOC Bank of America NA, VRDN (b)(e)	4,000,000	4,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.6% tender 7/7/11, CP mode (e)	300,000	300,000
Series A1:
0.7% tender 7/7/11, CP mode (e)	600,000	600,000
0.7% tender 7/7/11, CP mode (e)	300,000	300,000
		1,200,000
New York - 0.7%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, 0.04% 7/7/11 (Liquidity Facility Bank of America NA), VRDN (b)	7,000,000	7,000,000
North Carolina - 0.7%
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.23% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,000,000	7,000,000
Ohio - 90.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 35,900,000	$ 35,900,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.49%, tender 8/15/11 (b)	4,437,000	4,437,000
Amherst Exempted Village School District Bonds Series 2001, 5.5% 12/1/11 (Pre-Refunded to 12/1/11 @ 100) (f)	2,000,000	2,042,635
Avon Gen. Oblig. BAN:
Series A, 1% 7/3/12 (a)	5,500,000	5,530,965
1.25% 7/21/11	3,500,000	3,501,277
Avon Local School District BAN 1.125% 12/14/11	1,255,000	1,257,517
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.13% 7/7/11, LOC PNC Bank NA, VRDN (b)	380,000	380,000
Cincinnati Wtr. Sys. Rev. Bonds Series 2005 A, 5% 12/1/11	1,000,000	1,019,496
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	8,075,000	8,075,000
Series 2009 A, 0.08% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	18,405,000	18,405,000
Series 2009 D, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	11,000,000	11,000,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.08% 7/7/11, LOC Bank of America NA, VRDN (b)	34,380,000	34,380,000
Columbus City School District:
BAN 2% 12/1/11	4,670,000	4,699,794
Participating VRDN Series 1488, 0.12% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,945,000	10,945,000
Columbus Gen. Oblig. Bonds:
Series 2005 A, 5% 6/15/12	3,000,000	3,135,425
Series 2005 D, 5% 12/15/11	3,000,000	3,065,645
Series 2009 A, 5% 7/1/11	1,655,000	1,655,000
Columbus Muni. Arpt. Auth. Rev. 0.26% 9/16/11, LOC Cr. Agricole CIB, CP	5,000,000	5,000,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.11% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,275,000	11,275,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.23% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	780,000	780,000
Cuyahoga Falls Gen. Oblig. BAN 1.25% 12/8/11	2,880,000	2,885,883
Delaware Gen. Oblig. BAN:
Series 2010, 1.5% 12/15/11	4,530,000	4,546,876
1.5% 4/26/12	9,800,000	9,868,627
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.:
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 9,340,000	$ 9,340,000
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (b)	9,900,000	10,065,388
Participating VRDN:
Series BC 11 21B, 0.1% 7/7/11 (Liquidity Facility Barclays Bank PLC) (b)(g)	2,330,000	2,330,000
Series WF 11 78C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	10,290,000	10,290,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	5,315,000	5,315,000
Geauga County Rev. (South Franklin Circle Proj.) Series 2007B, 0.21% 7/1/11, LOC KeyBank NA, VRDN (b)	2,500,000	2,500,000
Greene County Gen. Oblig. BAN Series 2011 A, 1.5% 11/2/11	7,950,000	7,980,992
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	700,000	700,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.11% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	8,550,000	8,550,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.11% 7/7/11, LOC PNC Bank NA, VRDN (b)	8,620,000	8,620,000
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.09% 7/7/11, LOC PNC Bank NA, VRDN (b)	11,945,000	11,945,000
Series 2000, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,800,000	2,800,000
Series 2002 I, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	16,620,000	16,620,000
Series 2007 M, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.09% 7/7/11, LOC Bank of New York, New York, VRDN (b)	9,780,000	9,780,000
Independence Gen. Oblig. BAN 1.875% 4/20/12	7,100,000	7,166,511
Kent State Univ. Revs. Series 2008 B, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	37,750,000	37,750,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.17% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,400,000	$ 11,400,000
Series 2008 B, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	5,500,000	5,500,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.3% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,240,000	2,240,000
Lancaster Port Auth. Gas Rev. 0.09% 7/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	44,645,000	44,645,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	990,000	990,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.24% 7/7/11, LOC Bank of America NA, VRDN (b)	8,075,000	8,075,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.1% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,845,000	1,845,000
Mahoning County Hsg. Rev. (Univ. Hsg. Corp. at Youngstown State Univ. Proj.) Series 2002, 0.13% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,870,000	4,870,000
Mason City School District BAN Series 2011, 2% 2/1/12	3,300,000	3,329,004
Mason Gen. Oblig. BAN 1.5% 6/28/12	3,500,000	3,534,530
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.14% 7/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,160,000	3,160,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.15% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	9,880,000	9,880,000
Montgomery County Rev.:
Bonds (Miami Valley Hosp. Proj.) Series A, 5% 11/15/11	3,545,000	3,601,591
Participating VRDN Series Floaters 3260, 0.09% 7/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	7,565,000	7,565,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.4% 7/7/11, VRDN (b)	2,400,000	2,400,000
Series B, 0.37% 7/7/11, VRDN (b)	1,100,000	1,100,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,700,000	12,700,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,150,000	9,150,000
(FirstEnergy Generation Corp. Proj.) Series 2009 B, 0.04% 7/7/11, LOC UBS AG, VRDN (b)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.08% 7/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (b)	$ 4,600,000	$ 4,600,000
Series 2009 D, 0.06% 7/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (b)	3,680,000	3,680,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2003 A, 5% 4/1/12	4,605,000	4,761,796
Series 2002 B, 5% 4/1/12	7,105,000	7,356,260
Series A, 5% 4/1/12	1,125,000	1,164,296
Ohio Gen. Oblig.:
(Infrastructure Impt. Proj.) Series 2003 B, 0.04% 7/7/11, VRDN (b)	11,305,000	11,305,000
Bonds:
(Higher Ed. Cap. Facilities Proj.) Series 2004 A, 5% 8/1/11	3,500,000	3,513,778
Series 2001 B, 4.75% 11/1/11 (Pre-Refunded to 11/1/11 @ 100) (f)	1,800,000	1,826,617
Series 2002 A, 5% 8/1/11	1,000,000	1,003,943
Series A, 5% 6/15/12	1,315,000	1,373,342
Series K, 5% 5/1/12	1,150,000	1,194,110
5% 3/15/12	3,145,000	3,246,772
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	6,300,000	6,300,000
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.06% 7/7/11, LOC PNC Bank NA, VRDN (b)	9,900,000	9,900,000
(Marietta College Proj.) 0.12% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	385,000	385,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 7/7/11, LOC RBS Citizens NA, VRDN (b)	12,000,000	12,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,400,000	1,400,000
Series B, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,460,000	4,460,000
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 A, 4% 1/1/12	1,200,000	1,220,627
Series 2008 B5:
0.25% tender 12/7/11, CP mode	10,300,000	10,300,000
0.25% tender 2/8/12, CP mode	10,200,000	10,200,000
0.34% tender 10/6/11, CP mode	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.35% tender 9/8/11, CP mode	$ 12,700,000	$ 12,700,000
0.35% tender 9/15/11, CP mode	7,100,000	7,100,000
Series 2008 B6:
0.32% tender 10/17/11, CP mode	7,300,000	7,300,000
0.34% tender 10/6/11, CP mode	23,900,000	23,900,000
(Univ. of Dayton Proj.) Series 2011 A, 2% 12/1/11	2,690,000	2,704,278
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.11% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,000,000	6,000,000
Series 2005 B2, 0.07% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,100,000	5,100,000
Series 2005 D, 0.1% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	13,900,000	13,900,000
Series 2005 F, 0.07% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,800,000	11,800,000
Series 2006 F, 0.07% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	1,100,000	1,100,000
Series B:
0.09% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	10,600,000	10,600,000
0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	3,000,000	3,000,000
Participating VRDN:
Series Clipper 06 8, 0.21% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	1,000,000	1,000,000
Series Merlots 01 A78, 0.15% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	1,475,000	1,475,000
Series Merlots 06 A2, 0.15% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	3,080,000	3,080,000
Series Putters 1334, 0.21% 7/7/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	14,535,000	14,535,000
Series 2004 D, 0.07% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.45% 7/7/11, LOC RBS Citizens NA, VRDN (b)(e)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.23% 7/7/11, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	435,000	435,000
(Wingate at Belle Meadows Proj.) 0.11% 7/7/11, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	7,755,000	7,755,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.11% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 10,100,000	$ 10,100,000
Series 2006 I, 0.09% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	7,225,000	7,225,000
Series 2006 J, 0.08% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	6,200,000	6,200,000
Series 2006 M, 0.07% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	21,925,000	21,925,000
Series 2006 N, 0.07% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	17,095,000	17,095,000
Series 2008 B, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	2,000,000	2,000,000
Series 2008 H, 0.1% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,000,000	5,000,000
Ohio Major New State Infrastructure Rev. Bonds Series 2006-1, 5% 12/15/11	2,665,000	2,720,487
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.14% 7/7/11, LOC Bank of America NA, VRDN (b)(e)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2009, 4% 6/1/12	1,000,000	1,033,790
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,300,000	10,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	11,410,000	11,410,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,220,000	2,220,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.3% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,270,000	1,270,000
Stow Gen. Oblig. BAN 1.5% 5/5/12	6,475,000	6,522,231
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.06% 7/1/11, LOC PNC Bank NA, VRDN (b)(e)	5,800,000	5,800,000
Univ. of Cincinnati Gen. Receipts BAN:
Series 2010 E, 1.5% 7/21/11	5,000,000	5,002,449
Series 2010 H, 2% 12/16/11	14,810,000	14,911,710
Series 2011 B, 2% 5/11/12	8,345,000	8,452,162
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.11% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.28% 7/7/11, LOC RBS Citizens NA, VRDN (b)	$ 2,100,000	$ 2,100,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.17% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	1,165,000	1,165,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,550,000	2,550,000
		903,057,804
South Carolina - 0.3%
Charleston Wtrwks. & Swr. Rev. Series A, 0.07% 7/7/11 (Liquidity Facility Bank of America NA), VRDN (b)	2,165,000	2,165,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000,000	1,000,000
		3,165,000
Texas - 0.3%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.1% 7/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	2,000,000	2,000,000
		3,000,000
Virginia - 0.2%
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.08% 7/7/11 (Liquidity Facility Bank of America NA), VRDN (a)(b)	1,700,000	1,700,000
	Shares
Other - 5.1%
Fidelity Municipal Cash Central Fund, 0.09% (c)(d)	50,966,000	50,966,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $997,188,804)		997,188,804
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(737,908)
NET ASSETS - 100%		$ 996,450,896
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 63,391
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $946,222,804)	$ 946,222,804
Fidelity Central Funds (cost $50,966,000)	50,966,000
Total Investments (cost $997,188,804)		$ 997,188,804
Cash		125,040
Receivable for investments sold		31,000,614
Receivable for fund shares sold		8,582,694
Interest receivable		1,235,241
Distributions receivable from Fidelity Central Funds		4,854
Other receivables		142
Total assets		1,038,137,389

Liabilities
Payable for investments purchased Regular delivery	$ 22,580,767
Delayed delivery	8,180,965
Payable for fund shares redeemed	10,622,471
Distributions payable	71
Accrued management fee	151,163
Other affiliated payables	131,766
Other payables and accrued expenses	19,290
Total liabilities		41,686,493

Net Assets		$ 996,450,896
Net Assets consist of:
Paid in capital		$ 996,407,982
Undistributed net investment income		423
Accumulated undistributed net realized gain (loss) on investments		42,491
Net Assets, for 995,970,495 shares outstanding		$ 996,450,896
Net Asset Value, offering price and redemption price per share ($996,450,896 ÷ 995,970,495 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 1,395,082
Income from Fidelity Central Funds		63,391
Total income		1,458,473

Expenses
Management fee	$ 1,797,938
Transfer agent fees	679,680
Accounting fees and expenses	57,968
Custodian fees and expenses	7,130
Independent trustees' compensation	1,800
Registration fees	26,228
Audit	18,655
Legal	3,586
Miscellaneous	4,566
Total expenses before reductions	2,597,551
Expense reductions	(1,188,348)	1,409,203
Net investment income (loss)		49,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(38)
Net increase in net assets resulting from operations		$ 49,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,270	$ 97,721
Net realized gain (loss)	(38)	50,560
Net increase in net assets resulting from operations	49,232	148,281
Distributions to shareholders from net investment income	(48,847)	(98,494)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,581,010,385	2,809,374,764
Reinvestment of distributions	48,399	97,561
Cost of shares redeemed	(1,595,582,181)	(2,828,100,542)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,523,397)	(18,628,217)
Total increase (decrease) in net assets	(14,523,012)	(18,578,430)

Net Assets
Beginning of period	1,010,973,908	1,029,552,338
End of period (including undistributed net investment income of $423 and undistributed net investment income of $0, respectively)	$ 996,450,896	$ 1,010,973,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.018	.032	.030
Distributions from net investment income	- F	- F	- F	(.018)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%	.01%	.15%	1.77%	3.22%	3.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.53% A	.52%	.57%	.54%	.52%	.54%
Expenses net of fee waivers, if any	.29% A	.37%	.55%	.54%	.52%	.54%
Expenses net of all reductions	.29% A	.37%	.55%	.48%	.41%	.40%
Net investment income (loss)	.01% A	.01%	.15%	1.75%	3.17%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 996,451	$ 1,010,974	$ 1,029,552	$ 1,224,236	$ 1,217,252	$ 956,450

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 490,371,436	$ 15,081,498	$ (3,518,790)	$ 11,562,708
Fidelity Ohio Municipal Money Market Fund	997,188,804	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $12,130,746 and $45,989,067, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 934

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,188,188.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 2,417
Fidelity Ohio Municipal Money Market Fund	160

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-USAN-0811
1.787787.108

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Fidelity Pennsylvania Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,038.10	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Fidelity Pennsylvania Municipal Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.2	37.8
Health Care	14.7	12.2
Transportation	12.4	14.1
Education	12.3	10.8
Electric Utilities	9.6	8.7
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	6.5	8.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	7.7	7.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 0.1%	AAA 0.1%
AA,A 83.2%	AA,A 84.3%
BBB 13.0%	BBB 11.9%
Not Rated 1.5%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
New Jersey/Pennsylvania - 2.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,465,784
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,029,940
Series 2010 D, 5% 1/1/30	3,500,000	3,550,750
		8,046,474
Pennsylvania - 95.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,051,480
Allegheny County:
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,712,740
Series C-62, 5% 11/1/29	1,420,000	1,424,700
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,634,813
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,072,840
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,134,610
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002, 5.25% 3/1/32	2,000,000	2,008,260
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,796,109
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,168,960
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,242,940
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,228,292
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	6,694,683
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,762,921
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,614,120
6% 3/1/31 (FSA Insured)	1,975,000	2,114,810
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,427,800
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bethel Park School District Series 2009, 5% 8/1/29	$ 7,000,000	$ 7,493,500
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	265,018
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,880,098
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,012,980
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,103,200
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,546,675
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,183,000
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,209,100
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,157,240
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,103,280
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,097,020
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,753,612
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,211,590
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,292,373
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,572,035
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,194,228
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,211,000
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,714,458
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,637,645
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,173,823
7.75% 4/1/25 (FSA Insured)	875,000	1,019,323
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,751,120
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5.3% 7/1/30	$ 1,770,000	$ 1,740,866
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (c)	1,655,000	1,719,231
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,117,509
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	748,238
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,106,205
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,536,800
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,549,630
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,336,444
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,396,206
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,173,120
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,145,120
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	910,305
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	560,115
5% 2/15/34	2,250,000	2,314,395
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,092,769
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,338,823
5.25% 8/15/18	1,450,000	1,518,165
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,886,338
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,315,840
6.375% 11/1/41 (b)	1,300,000	1,305,655
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (a)	$ 3,100,000	$ 3,184,072
(PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	1,973,780
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,129,560
Pennsylvania Gen. Oblig.:
First Series 2002, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (c)	125,000	128,576
First Series 2007 A, 5% 11/1/23	9,710,000	10,690,701
First Series 2008, 5% 5/15/27	805,000	861,302
First Series 2009, 5% 3/15/27	6,000,000	6,463,560
Second Series 2007 A, 5% 8/1/25	2,500,000	2,700,550
Second Series 2009:
5% 4/15/25	500,000	544,600
5% 4/15/28	5,000,000	5,358,600
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,000,425
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,877,038
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,294,720
Series 2011 A, 5.75% 8/15/41	4,980,000	5,200,913
Series 2010 E, 5% 5/15/31	2,500,000	2,438,375
Series 2010:
5% 9/1/30	1,150,000	1,227,361
5% 9/1/31	1,025,000	1,086,726
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,083,583
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	47,756
Pennsylvania State Univ.:
Series 2005:
5% 9/1/29	1,550,000	1,607,490
5% 9/1/35	4,485,000	4,572,233
Series 2008 A, 5% 8/15/29	3,945,000	4,167,261
Series 2010, 5% 3/1/40	3,635,000	3,748,085
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,093,420
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,936,743
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,121,842
5% 12/1/25 (AMBAC Insured)	7,345,000	7,662,157
5% 12/1/26 (AMBAC Insured)	3,500,000	3,635,345
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,064,000
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,141,900
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,576,650
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,601,865
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,054,960
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,049,300
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,796,822
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,719,472
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,920,267
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,547,781
Ninth Series, 5.25% 8/1/40	5,595,000	5,299,920
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	4,807,777
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,040,200
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,886,434
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,090,720
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,685,000
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,905,090
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.): - continued
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 977,810
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,992,452
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,292,317
Series 2010 C, 5% 9/1/21	4,000,000	4,212,880
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,017,240
Series A:
5% 11/1/31 (FGIC Insured)	400,000	400,832
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,099,660
Pittsburgh Gen. Oblig.:
Series 2002 A, 5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,612,401
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,198,180
5.25% 9/1/16 (FSA Insured)	3,000,000	3,324,450
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	4,455,000	4,729,027
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,814,210
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,381,413
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	945,520
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,717,175
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,693,950
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,099,340
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,866,945
5% 5/1/28 (FSA Insured)	1,000,000	1,046,950
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,110,820
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	$ 2,000,000	$ 2,098,900
Series 2000 C, 5% 9/15/35	2,000,000	2,049,840
Series 2009 A, 5% 9/15/16	1,150,000	1,345,903
Series 2009 B, 5% 9/15/28	2,000,000	2,124,380
Series 2007 B, 5.25% 9/15/28	2,500,000	2,716,300
Series 2009 B, 5.5% 9/15/24	5,250,000	5,941,058
Upper Saint Clair Township School District 5.375% 7/15/16 (Pre-Refunded to 7/15/12 @ 100) (c)	1,855,000	1,952,462
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	4,045,041
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,467,739
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,530,000
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,646,225
0% 8/15/22	6,550,000	3,833,912
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,069,533
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,155,581
		385,019,548
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,035,190
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	531,990
		1,567,180
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $387,992,814)		394,633,202
NET OTHER ASSETS (LIABILITIES) - 2.2%		8,853,514
NET ASSETS - 100%		$ 403,486,716
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.2%
Health Care	14.7%
Transportation	12.4%
Education	12.3%
Electric Utilities	9.6%
Water & Sewer	9.5%
Others* (Individually Less Than 5%)	9.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $387,992,814)		$ 394,633,202
Cash		4,333,181
Receivable for fund shares sold		125,361
Interest receivable		5,186,659
Other receivables		525
Total assets		404,278,928

Liabilities
Payable for fund shares redeemed	$ 72,320
Distributions payable	497,981
Accrued management fee	123,675
Transfer agent fee payable	58,150
Other affiliated payables	17,779
Other payables and accrued expenses	22,307
Total liabilities		792,212

Net Assets		$ 403,486,716
Net Assets consist of:
Paid in capital		$ 398,246,169
Undistributed net investment income		9,119
Accumulated undistributed net realized gain (loss) on investments		(1,408,960)
Net unrealized appreciation (depreciation) on investments		6,640,388
Net Assets, for 37,718,924 shares outstanding		$ 403,486,716
Net Asset Value, offering price and redemption price per share ($403,486,716 ÷ 37,718,924 shares)		$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 8,941,853

Expenses
Management fee	$ 737,921
Transfer agent fees	177,235
Accounting fees and expenses	52,397
Custodian fees and expenses	2,395
Independent trustees' compensation	762
Registration fees	17,557
Audit	22,449
Legal	2,047
Miscellaneous	2,753
Total expenses before reductions	1,015,516
Expense reductions	(1,650)	1,013,866
Net investment income (loss)		7,927,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,266,028)
Change in net unrealized appreciation (depreciation) on investment securities		7,865,187
Net gain (loss)		6,599,159
Net increase (decrease) in net assets resulting from operations		$ 14,527,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,927,987	$ 17,454,333
Net realized gain (loss)	(1,266,028)	3,552,307
Change in net unrealized appreciation (depreciation)	7,865,187	(12,209,214)
Net increase (decrease) in net assets resulting from operations	14,527,146	8,797,426
Distributions to shareholders from net investment income	(7,927,725)	(17,451,496)
Distributions to shareholders from net realized gain	-	(3,009,138)
Total distributions	(7,927,725)	(20,460,634)
Share transactions Proceeds from sales of shares	39,626,961	118,061,292
Reinvestment of distributions	4,796,575	12,823,852
Cost of shares redeemed	(78,499,296)	(116,832,055)
Net increase (decrease) in net assets resulting from share transactions	(34,075,760)	14,053,089
Redemption fees	1,895	2,582
Total increase (decrease) in net assets	(27,474,444)	2,392,463

Net Assets
Beginning of period	430,961,160	428,568,697
End of period (including undistributed net investment income of $9,119 and undistributed net investment income of $8,857, respectively)	$ 403,486,716	$ 430,961,160
Other Information Shares
Sold	3,761,853	10,861,145
Issued in reinvestment of distributions	453,549	1,186,141
Redeemed	(7,486,796)	(10,814,866)
Net increase (decrease)	(3,271,394)	1,232,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.207	.418	.407	.416	.419	.433
Net realized and unrealized gain (loss)	.190	(.197)	.569	(.497)	(.005)	(.009)
Total from investment operations	.397	.221	.976	(.081)	.414	.424
Distributions from net investment income	(.207)	(.418)	(.407)	(.416)	(.419)	(.433)
Distributions from net realized gain	-	(.073)	-	(.023)	(.045)	(.011)
Total distributions	(.207)	(.491)	(.407)	(.439)	(.464)	(.444)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.70	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78
Total Return B,C	3.81%	2.02%	9.70%	(.77)%	3.94%	4.02%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% A	.50%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.51%	.46%	.46%	.42%
Net investment income (loss)	3.95% A	3.85%	3.84%	3.96%	3.92%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,487	$ 430,961	$ 428,569	$ 326,566	$ 315,463	$ 305,673
Portfolio turnover rate	9% A	19%	8%	17%	19%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	85.8	83.2	90.6
31 - 90	6.7	5.6	1.0
91 - 180	2.2	4.5	1.8
181 - 397	5.3	6.7	6.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	29 Days	26 Days
Pennsylvania Tax-Free Money Market Funds Average*	26 Days	27 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
Fidelity Pennsylvania Municipal Money Market Fund	29 Days	29 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Variable Rate Demand Notes (VRDNs) 70.1%	Variable Rate Demand Notes (VRDNs) 76.8%
Commercial Paper (including CP Mode) 6.8%	Commercial Paper (including CP Mode) 4.1%
Tender Bonds 1.1%	Tender Bonds 0.9%
Municipal Notes 1.0%	Municipal Notes 3.1%
Fidelity Municipal Cash Central Fund 2.3%	Fidelity Municipal Cash Central Fund 4.1%
Other Investments 12.4%	Other Investments 10.6%
Net Other Assets 6.3%	Net Other Assets 0.4%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.7%
	Principal Amount	Value
Alabama - 0.2%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.05% 7/1/11, VRDN (b)	$ 1,500,000	$ 1,500,000
California - 0.0%
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	400,000	400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.16% 7/7/11, LOC Bank of America NA, VRDN (b)	855,000	855,000
Florida - 0.7%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.18% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	3,130,000	3,130,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 7/7/11, LOC Bank of America NA, VRDN (a)(b)	1,305,000	1,305,000
		4,435,000
Georgia - 0.4%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.23% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,475,000	2,475,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Chicago Historical Society Proj.) Series 2006, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.19% 7/7/11, VRDN (b)	3,100,000	3,100,000
Kentucky - 0.4%
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.1% 7/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	1,400,000	1,400,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.9% tender 7/21/11, CP mode (e)	1,000,000	1,000,000
		2,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.65% tender 7/15/11, CP mode	1,100,000	1,100,000
Minnesota - 0.1%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.13% 7/7/11, LOC Deutsche Bank AG, VRDN (b)(e)	760,000	760,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 D, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 500,000	$ 500,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 0.75% tender 7/22/11, CP mode	800,000	800,000
Series A1:
0.7% tender 7/7/11, CP mode (e)	1,000,000	1,000,000
0.7% tender 7/7/11, CP mode (e)	200,000	200,000
		2,000,000
Ohio - 0.1%
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,010,000	1,010,000
Pennsylvania - 88.1%
Allegheny County Series C-58 A, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	7,400,000	7,400,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	3,265,000	3,265,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	8,750,000	8,750,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,800,000	4,800,000
Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2008 A:
4% 9/1/11	4,000,000	4,023,890
5% 9/1/11	5,670,000	5,713,281
(UPMC Health Sys. Proj.) Series 1998 B, 5.25% 11/1/11	1,950,000	1,981,498
Series 2009 A, 4% 8/15/11	1,000,000	1,004,560
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.23% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.23% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	710,000	710,000
(The Neighborhood Academy Proj.) 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,500,000	4,500,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	200,000	200,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	$ 6,600,000	$ 6,655,132
Allegheny County Sanitation Auth. Swr. Rev. Bonds Series 2001, 5.25% 12/1/11	1,000,000	1,019,238
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.09% 7/7/11, LOC Royal Bank of Scotland PLC, VRDN (b)	8,000,000	8,000,000
Series 2005 A, 0.08% 7/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,110,000	9,110,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.28% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,485,000	1,485,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.18% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,840,000	2,840,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.07% 7/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	10,700,000	10,700,000
Chester County Intermediate Unit Rev. Series 2003, 0.09% 7/7/11, LOC PNC Bank NA, VRDN (b)	2,235,000	2,235,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev.:
(Messiah Village Proj.) Series 2008 B, 0.28% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000,000	8,000,000
(Presbyterian Homes Proj.) Series 2008 B, 0.11% 7/7/11, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.08% 7/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,715,000	4,715,000
Series 2008, 0.08% 7/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,310,000	7,310,000
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0% 7/7/11, VRDN (b)	4,910,000	4,910,000
(The Agnes Irwin School Proj.) Series 2003, 0.18% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,105,000	7,105,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware Valley School District Bonds Series 2007, 4% 11/15/11	$ 2,475,000	$ 2,508,536
East Penn School District Bonds Series 2011, 2% 11/15/11	1,435,000	1,443,653
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2011 A, 0.5% 6/1/12	2,350,000	2,350,000
Participating VRDN:
Series Putters 3446, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,600,000	6,600,000
Series Putters 3915 Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,000,000	5,000,000
Series WF 11 69C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.09% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	4,675,000	4,675,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.08% 7/7/11, LOC Bank of America NA, VRDN (b)	15,775,000	15,775,000
Lower Merion School District Series 2009 A, 0.09% 7/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	450,000	450,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.09% 7/7/11, LOC Fannie Mae, VRDN (b)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	3,030,000	3,030,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.18% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	1,517,000	1,517,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.12% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,000,000	24,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	500,000	500,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.11% 7/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	11,535,000	11,535,000
Series 2002 B5, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 D2, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.11% 7/7/11, LOC Citibank NA, VRDN (b)(e)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.08% 7/7/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	$ 6,600,000	$ 6,600,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2003, 5% 1/1/12	3,000,000	3,069,209
First Series 2006, 5% 10/1/11	1,400,000	1,416,362
First Series 2007, 5% 8/1/11	2,320,000	2,329,185
First Series 2009, 5% 7/15/11	5,000,000	5,009,036
Second Series 2005, 5.25% 1/1/12	1,600,000	1,638,622
Second Series, 6.25% 7/1/11	1,000,000	1,000,000
Series 2007 B, 5% 11/1/11	1,250,000	1,269,838
Series 2009, 3% 7/1/11	2,450,000	2,450,000
Third Series 2004, 5.25% 7/1/11	3,500,000	3,500,000
Participating VRDN:
Series Putters 3350, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,540,000	4,540,000
Series Putters 3352Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,435,000	4,435,000
Series ROC II R 11505, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	5,200,000	5,200,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.07% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(La Salle Univ. Proj.) Series 2007 B, 0.12% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,890,000	3,890,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.14% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,660,000	7,660,000
(Drexel Univ. Proj.) Series B, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	9,535,000	9,535,000
(Holy Family Univ. Proj.) Series 2008, 0.09% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	4,540,000	4,540,000
(King's College Proj.) Series 2002 J3, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	140,000	140,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.06% 7/7/11, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.43%, tender 2/11/12 (b)	7,500,000	7,500,000
Series 2010 A, 4% 4/1/12	1,700,000	1,746,818
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
ROC II R 11721, 0.1% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	$ 7,500,000	$ 7,500,000
Series MS 3252, 0.1% 7/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	5,840,000	5,840,000
Series Putters 3583Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,060,000	6,060,000
Series Putters 3912, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,125,000	4,125,000
Series WF 11 26C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds Series 2010-111, 0.45% 9/22/11	6,500,000	6,500,000
Participating VRDN:
Series Merlots 07 C50, 0.15% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	1,330,000	1,330,000
Series Putters 3786 Z, 0.2% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	4,965,000	4,965,000
Series 2004 86B, 0.09% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,320,000	6,320,000
Series 2004 86C, 0.09% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,250,000	2,250,000
Series 2005 90C, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	12,500,000	12,500,000
Series 2005 97C, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,450,000	5,450,000
Series 2005-87 C, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,750,000	1,750,000
Series 2005-89, 0.09% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,825,000	11,825,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.16% 7/6/11, LOC Bank of America NA, CP	15,000,000	15,000,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.:
Bonds Series 2009, 5% 6/15/12	2,145,000	2,239,734
Participating VRDN Series Putters 3481, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,035,000	5,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	5,585,000	5,585,000
Pennsylvania State Pub. School Bldg. Auth. Bonds (Marple Newtown School District Proj.) Series 2001, 5% 9/1/11 (Pre-Refunded to 9/1/11 @ 100) (f)	1,530,000	1,542,009
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ. Participating VRDN Series ROC II R 11917, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	$ 1,300,000	$ 1,300,000
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2001, 5% 7/15/11 (Pre-Refunded to 7/15/11 @ 101) (f)	6,800,000	6,880,168
Pennsylvania Tpk. Commission Tpk. Rev. Bonds:
Series 2001 T, 5.5% 12/1/11	2,510,000	2,560,848
Series 2011 B, 0.11% 4/1/12 (b)	6,700,000	6,700,000
Philadelphia Arpt. Rev. Series 2005 C, 0.08% 7/7/11, LOC TD Banknorth, NA, VRDN (b)(e)	10,705,000	10,705,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.12% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,895,000	7,895,000
(The Franklin Institute Proj.) Series 2006, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,600,000	1,600,000
Eighth Series E, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000,000	2,000,000
Fifth Series A2, 0.07% 7/7/11, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (b)	5,685,000	5,685,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev.:
Bonds (Jefferson Health Sys. Proj.) Series B, 2.5% 5/15/12	1,000,000	1,016,933
Participating VRDN Series ROC II R 11867, 0.1% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	5,500,000	5,500,000
Philadelphia Wtr. & Wastewtr. Rev.:
Bonds Series 1998, 5.25% 12/15/11	1,475,000	1,505,483
Series 1997 B, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	2,080,000	2,080,000
Series 2005 B, 0.06% 7/7/11, LOC Bank of America NA, VRDN (b)	13,640,000	13,640,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.07% 7/7/11, LOC PNC Bank NA, VRDN (b)	5,200,000	5,200,000
RBC Muni. Prods, Inc. Trust Var States Participating VRDN Series RBC E 22, 0.09% 7/7/11 (Liquidity Facility Royal Bank of Canada) (b)(g)	6,600,000	6,600,000
Ridley School District Series 2009, 0.09% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	6,720,000	6,720,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.25% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	2,090,000	2,090,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Somerset County Gen. Oblig.:
Series 2009 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	$ 3,475,000	$ 3,475,000
Series 2009 C, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	1,200,000	1,200,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2011, 2% 6/18/12	6,600,000	6,706,488
Bonds:
(Univ. Cap. Proj.):
Series B, 0.29% tender 7/8/11, CP mode	6,700,000	6,700,000
Series C, 0.25% tender 8/4/11, CP mode	8,000,000	8,000,000
Series 2009 A, 5% 9/15/11	1,045,000	1,054,970
0.26% tender 8/3/11, CP mode	10,805,000	10,805,000
Washington County Hosp. Auth. Rev.:
(Monongeahela Valley Hosp. Proj.):
Series 2011 A, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	2,540,000	2,540,000
Series 2011 B, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	3,395,000	3,395,000
(Washington Hosp. Proj.) Series 2007 B, 0.09% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400,000	9,400,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.18% 7/7/11, LOC Bank of America NA, VRDN (b)	750,000	750,000
		578,727,491
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.15% 7/1/11, VRDN (b)(e)	500,000	500,000
	Shares
Other - 2.3%
Fidelity Municipal Cash Central Fund, 0.09% (c)(d)	14,921,000	14,921,000
TOTAL INVESTMENT PORTFOLIO - 93.7% (Cost $615,083,491)		615,083,491
NET OTHER ASSETS (LIABILITIES) - 6.3%		41,433,339
NET ASSETS - 100%		$ 656,516,830
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 20,271
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $13,125 of which $11,336 and $1,789 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $600,162,491)	$ 600,162,491
Fidelity Central Funds (cost $14,921,000)	14,921,000
Total Investments (cost $615,083,491)		$ 615,083,491
Cash		13,417,998
Receivable for investments sold		25,098,325
Receivable for fund shares sold		6,789,130
Interest receivable		1,085,637
Distributions receivable from Fidelity Central Funds		1,433
Other receivables		63
Total assets		661,476,077

Liabilities
Payable for investments purchased Regular delivery	$ 300,004
Delayed delivery	1,305,020
Payable for fund shares redeemed	3,255,436
Distributions payable	59
Accrued management fee	98,498
Other affiliated payables	230
Total liabilities		4,959,247

Net Assets		$ 656,516,830
Net Assets consist of:
Paid in capital		$ 656,526,966
Undistributed net investment income		33
Accumulated undistributed net realized gain (loss) on investments		(10,169)
Net Assets, for 656,395,420 shares outstanding		$ 656,516,830
Net Asset Value, offering price and redemption price per share ($656,516,830 ÷ 656,395,420 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 899,956
Income from Fidelity Central Funds		20,271
Total income		920,227

Expenses
Management fee	$ 1,658,943
Independent trustees' compensation	1,204
Total expenses before reductions	1,660,147
Expense reductions	(772,867)	887,280
Net investment income (loss)		32,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,814
Net increase in net assets resulting from operations		$ 36,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,947	$ 66,633
Net realized gain (loss)	3,814	(70)
Net increase in net assets resulting from operations	36,761	66,563
Distributions to shareholders from net investment income	(32,914)	(66,616)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	915,267,050	1,796,141,406
Reinvestment of distributions	32,605	66,009
Cost of shares redeemed	(929,576,352)	(1,803,565,907)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,276,697)	(7,358,492)
Total increase (decrease) in net assets	(14,272,850)	(7,358,545)

Net Assets
Beginning of period	670,789,680	678,148,225
End of period (including undistributed net investment income of $33 and undistributed net investment income of $0, respectively)	$ 656,516,830	$ 670,789,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.018	.032	.030
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.018	.032	.030
Distributions from net investment income	- F	- F	(.001)	(.018)	(.032)	(.030)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	- F	- F	(.001)	(.018)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.00%	.01%	.09%	1.85%	3.25%	3.05%
Ratios to Average Net Assets D,E
Expenses before reductions	.50% A	.50%	.53%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.27% A	.30%	.49%	.51%	.50%	.50%
Expenses net of all reductions	.27% A	.30%	.49%	.46%	.40%	.38%
Net investment income (loss)	.01% A	.01%	.09%	1.82%	3.20%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 656,517	$ 670,790	$ 678,148	$ 848,937	$ 720,414	$ 539,237

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 387,992,711	$ 9,697,322	$ (3,056,831)	$ 6,640,491
Fidelity Pennsylvania Municipal Money Market Fund	$ 615,083,491	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $16,862,861 and $53,935,409, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 758

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $772,611.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 1,650

In addition, through an arrangement with the Money Market Fund's custodian, $256 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-USAN-0811
1.787788.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011